Provisions	12 Months Ended
Dec. 31, 2017
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Provisions

19. Provisions

	December 31 2017 $	December 31 2016 $

Provision for self-insured liabilities	72.5	69.4
Provisions for claims	18.9	25.2
Onerous contracts	4.8	10.8
End of employment benefit plans	13.6	11.3

	109.8	116.7
Less current portion	28.1	36.0

Long-term portion	81.7	80.7

In the normal conduct of operations, various legal claims are pending against the Company, alleging, among other things, breaches of contract or negligence in connection with the performance of consulting and construction services. The Company carries professional liability insurance, subject to certain deductibles and policy limits, and has a captive insurance company that provides insurance protection against such claims. In some cases, the Company may be subject to claims for which it is only partly insured or it is completely insured. Damages assessed in connection with and the cost of defending such actions could be substantial and possibly in excess of policy limits, for which a range of possible outcomes are either not able to be estimated or not expected to be significant. However, based on advice and information provided by legal counsel, the Company’s previous experience with the settlement of similar claims, and the results of the annual actuarial review, management believes that the Company has recognized adequate provisions for probable and reasonably estimated liabilities associated with these claims. In addition, management believes that it has appropriate insurance in place to respond to and offset the cost of resolving these claims.

During the year, claims related to pre-acquisition contracts not covered by the Company’s self-insurance have developed. It is not practical to estimate the potential effect of these claims; however, management believes it is not probable that resolution of these claims will result in an outflow and the Company has or will be asserting various affirmative claims of its own related to the same projects.

Due to uncertainties in the nature of the Company’s legal claims, such as the range of possible outcomes and the progress of the litigation, provisions accrued involve estimates. The ultimate cost to resolve these claims may exceed or be less than that recorded in the consolidated financial statements. Management believes that the ultimate cost to resolve these claims will not materially exceed the insurance coverage or provisions accrued and, therefore, would not have a material adverse effect on the Company’s consolidated statements of income and financial position.

Management regularly reviews the timing of the outflows of these provisions. Cash outflows for existing provisions are expected to occur within the next one to five years, although this is uncertain and depends on the development of the various claims. These outflows are not expected to have a material impact on the Company’s cash flows.

Provision for self-insured liabilities	December 31 2017 $	December 31 2016 $

Provision, beginning of the year	69.4	61.5
Current-year provisions	23.9	10.5
Claims from acquisitions	-	8.0
Payment for claims settlement	(17.5)	(9.6)
Impact of foreign exchange	(3.3)	(1.0)

Provision, end of the year	72.5	69.4

The current and long-term portions of the provision for self-insured liabilities are determined based on an actuarial estimate. At December 31, 2017, the long-term portion was $65.9 (2016 – $64.0).

Provisions for claims	December 31 2017 $	December 31 2016 $

Provisions, beginning of the year	25.2	13.3
Current-year provisions	2.3	2.3
Claims from acquisitions	0.2	23.6
Claims paid or otherwise settled	(6.8)	(11.3)
Impact of foreign exchange	(2.0)	(2.7)

Provisions, end of the year	18.9	25.2

Provisions for claims include an estimate for costs associated with legal claims covered by third-party insurance. Often, these legal claims are from previous acquisitions and may be indemnified by the acquiree (notes 7 and 15).

Onerous contracts	December 31 2017 $	December 31 2016 $

Liability, beginning of the year	10.8	10.7
Current-year provisions	0.7	4.3
Resulting from acquisitions	-	2.5
Costs paid or otherwise settled	(6.4)	(6.6)
Impact of foreign exchange	(0.3)	(0.1)

Liability, end of the year	4.8	10.8

Onerous contracts consist of lease exit liabilities and sublease losses. Payments for these onerous contracts will occur until 2024. The Company anticipates a lease exit liability of approximately $15.0 to be recorded in the fourth quarter of 2018 in relation to its corporate office move.